Shareholder Report, Line Graph (Details) 194016_Jensen Quality Growth ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	May 31, 2025	Aug. 12, 2024	May 31, 2026
Jensen Quality Growth ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Jensen Quality Growth ETF NAV
Accumulated Value	$ 10,556	$ 10,000	$ 10,993
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR Index
Accumulated Value	$ 11,183	$ 10,000	$ 14,514